Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2022
Changes in Capital Accounts [Abstract]
Movement of Restricted Stock Cost
During the six months ended 2022 and 2021, the movement of the restricted stock cost was as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2020	100,099	$6.71
Granted	-	-
Vested	(49,681)	8.70
Forfeited or expired	-	-
Outstanding at June 30, 2021	50,418	$4.76
Granted	-	-
Vested	(16,807)	4.76
Forfeited or expired	-	-
Outstanding at December 31, 2021	33,611	4.76
Granted	-	-
Vested	(23,107)	4.76
Forfeited or expired	-	-
Outstanding at June 30, 2022	10,504	$4.76